Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 60% Portfolio	Apr. 29, 2024
VIP FundsManager 60% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	14.17%
Past 5 years	8.61%
Past 10 years	6.26%
VIP FundsManager 60% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	14.08%
Past 5 years	8.43%
Past 10 years	6.10%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0935
Average Annual Return:
Past 1 year	15.22%
Past 5 years	8.27%
Past 10 years	6.37%